Janus Henderson Mid Cap Value Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Common Stocks – 97.5%
Aerospace & Defense – 2.3%
BWX Technologies Inc	26,413	$5,401,194
L3Harris Technologies Inc	114,073	39,372,296
		44,773,490
Banks – 5.5%
Glacier Bancorp Inc	316,260	14,127,334
PNC Financial Services Group Inc/The	180,545	37,569,609
Towne Bank/Portsmouth VA	542,317	18,259,813
Wintrust Financial Corp	270,342	37,561,318
		107,518,074
Beverages – 0.4%
Keurig Dr Pepper Inc	288,591	7,598,601
Biotechnology – 1.5%
BioMarin Pharmaceutical Inc*	250,694	14,161,704
Revolution Medicines Inc*	73,469	7,144,860
United Therapeutics Corp*	15,373	9,115,882
		30,422,446
Building Products – 1.4%
Carlisle Cos Inc	84,347	28,139,846
Capital Markets – 2.7%
Lazard Inc	688,499	29,247,438
MarketAxess Holdings Inc	137,804	22,734,904
		51,982,342
Chemicals – 4.5%
Corteva Inc	423,270	35,431,932
Solstice Advanced Materials Inc	336,338	25,615,502
Westlake Chemical Corp	229,878	26,854,348
		87,901,782
Commercial Services & Supplies – 1.3%
Waste Connections Inc	161,145	26,176,394
Construction Materials – 1.4%
Martin Marietta Materials Inc	45,325	26,681,921
Consumer Finance – 1.4%
Ally Financial Inc	704,067	27,620,548
Containers & Packaging – 1.8%
Ball Corp	586,963	34,695,383
Distributors – 1.4%
LKQ Corp	942,171	27,671,562
Electric Utilities – 6.9%
Alliant Energy Corp	783,265	56,207,096
Entergy Corp	406,469	45,670,857
PPL Corp	895,174	34,195,647
		136,073,600
Electrical Equipment – 2.3%
AMETEK Inc	144,900	31,060,764
Regal Beloit Corp	70,408	13,184,602
		44,245,366
Electronic Equipment, Instruments & Components – 7.2%
CDW Corp/DE	116,707	14,123,881
Fabrinet*	44,360	23,134,627
Keysight Technologies Inc*	99,568	28,115,016
Littelfuse Inc	125,791	42,687,176
Vontier Corp	924,149	32,779,565
		140,840,265
Energy Equipment & Services – 0.8%
Baker Hughes Co	253,265	15,461,828
Food & Staples Retailing – 2.3%
Casey's General Stores Inc	62,611	45,572,043
Food Products – 1.4%
Cal-Maine Foods Inc	168,869	13,365,982
Lamb Weston Holdings Inc	340,878	14,405,504
		27,771,486
Health Care Equipment & Supplies – 2.7%
Globus Medical Inc*	194,961	16,797,840

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Hologic Inc*	190,206	$14,377,671
LivaNova PLC*	336,050	21,359,338
		52,534,849
Health Care Providers & Services – 3.5%
Cardinal Health Inc	127,711	26,986,612
Humana Inc	74,198	12,865,191
Labcorp Holdings Inc	106,953	28,536,130
		68,387,933
Household Durables – 2.0%
Toll Brothers Inc	168,885	23,047,736
TopBuild Corp*	45,937	16,137,668
		39,185,404
Industrial Conglomerates – 1.4%
3M Co	186,884	27,141,163
Industrial Real Estate Investment Trusts (REITs) – 1.0%
STAG Industrial Inc	524,639	18,918,482
Information Technology Services – 0.8%
Akamai Technologies Inc*	139,224	15,989,876
Insurance – 7.5%
Axis Capital Holdings Ltd	343,530	34,837,377
Everest Re Group Ltd	128,102	41,870,139
Hartford Financial Services Group Inc	262,574	35,507,882
Selective Insurance Group Inc	469,369	35,385,729
		147,601,127
Life Sciences Tools & Services – 0.4%
ICON PLC*	74,284	8,220,268
Machinery – 2.3%
IDEX Corp	67,100	12,718,805
Lincoln Electric Holdings Inc	131,703	32,804,583
		45,523,388
Marine – 1.6%
Kirby Corp*	242,690	32,248,647
Media – 2.1%
Fox Corp - Class B	760,950	40,406,445
Metals & Mining – 2.0%
Freeport-McMoRan Inc	665,188	39,099,751
Oil, Gas & Consumable Fuels – 5.4%
Chesapeake Energy Corp	333,992	36,665,642
ConocoPhillips	338,286	44,653,752
Valero Energy Corp	95,566	23,612,447
		104,931,841
Personal Products – 0.1%
BellRing Brands Inc*	168,016	2,703,378
Pharmaceuticals – 0.5%
Zoetis Inc	90,530	10,701,551
Professional Services – 1.0%
TransUnion	271,709	18,799,546
Real Estate Management & Development – 1.1%
CBRE Group Inc*	161,898	21,930,703
Residential Real Estate Investment Trusts (REITs) – 0.8%
Equity LifeStyle Properties Inc	245,265	15,309,441
Retail Real Estate Investment Trusts (REITs) – 2.3%
Agree Realty Corp	590,229	44,491,462
Road & Rail – 2.9%
Canadian Pacific Kansas City Ltd	299,620	23,568,109
Landstar System Inc	113,298	18,162,802
Saia Inc*	40,885	14,362,083
		56,092,994
Semiconductor & Semiconductor Equipment – 3.0%
Qnity Electronics Inc	245,445	28,319,444
Teradyne Inc	100,103	29,676,536
		57,995,980
Specialized Real Estate Investment Trusts (REITs) – 2.1%
Lamar Advertising Co	322,843	40,891,294
Specialty Retail – 4.0%
AutoZone Inc*	7,122	24,056,549
Boot Barn Holdings Inc*	64,660	9,463,638

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Specialty Retail – (continued)
Burlington Stores Inc*	75,173	$24,459,791
O'Reilly Automotive Inc*	216,859	20,018,254
		77,998,232
Trading Companies & Distributors – 0.5%
MSC Industrial Direct Co Inc	114,422	10,557,718
Total Common Stocks (cost $1,271,792,351)		1,908,808,450
Repurchase Agreements – 2.4%
ING Financial Markets LLC, Joint repurchase agreement, 3.6100%, dated 3/31/26, maturing 4/1/26 to be repurchased at $22,302,236 collateralized by $22,773,868 in U.S. Treasuries 0% - 3.3750%, 5/5/26 - 7/15/35 with a value of $22,748,281	$22,300,000	22,300,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 3.5700%, dated 3/31/26, maturing 4/1/26 to be repurchased at $24,502,430 collateralized by $24,859,734 in U.S. Treasuries 3.7500% - 6.3750%, 8/15/27 - 5/31/32 with a value of $24,992,480	24,500,000	24,500,000
Total Repurchase Agreements (cost $46,800,000)		46,800,000
Total Investments (total cost $1,318,592,351) – 99.9%		1,955,608,450
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		1,348,970
Net Assets – 100%		$1,956,957,420

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,923,820,073	98.4%
Canada	23,568,109	1.2
Ireland	8,220,268	0.4
Total	$1,955,608,450	100.0%

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$1,908,808,450	$-	$-
Repurchase Agreements	-	46,800,000	-
Total Assets	$1,908,808,450	$46,800,000	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70285 05-26